Shareholder Equity and Non Controlling Interests - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended				9 Months Ended	12 Months Ended			1 Months Ended											3 Months Ended								1 Months Ended
	May 07, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2013	Dec. 31, 2012	Jul. 25, 2013	Dec. 31, 2011	May 07, 2013 Subsidiaries	Feb. 28, 2013 Distributions declared for the months of January through March 2013	Feb. 28, 2013 Distributions declared for the months of January through March 2013 Subsequent event	Feb. 28, 2013 Distributions declared for the months of April through June 2013	Feb. 28, 2013 Distributions declared for the months of April through June 2013 Subsequent event	Jul. 25, 2013 Distributions declared for the months of July through September 2013	Oct. 10, 2013 Distributions declared for the months of July through September 2013 Subsequent event	Aug. 19, 2013 Series A Preferred Stock	Feb. 28, 2013 Series A Preferred Stock	Aug. 09, 2012 Series A Preferred Stock	May 10, 2012 Series A Preferred Stock	Dec. 31, 2012 Common Stock	Sep. 30, 2012 Common Stock	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Nov. 05, 2012 Common Stock	Aug. 09, 2012 Common Stock	May 10, 2012 Common Stock	Feb. 15, 2012 Common Stock	Feb. 28, 2013 Common Stock Distributions declared for the months of January through March 2013	Feb. 28, 2013 Common Stock Distributions declared for the months of April through June 2013	Aug. 19, 2013 Series B Units
Class of Stock [Line Items]
Preferred stock rate																		$ 0.34722222	$ 0.34722222	$ 0.34722222
Preferred Stock, percentage of annualized distribution rate																	12.50%	12.50%	12.50%	12.50%
Share price																		$ 1,000.00	$ 1,000.00	$ 1,000.00
Preferred stock, distribution payment date																		Jun. 28, 2013
Preferred stock, shares redeemed																	125														350
Preferred Stock redemption price																	$ 140														$ 3,500
Preferred stock, shares outstanding		125				0	125		0								0														0
Common stock for months																									October, November and December 2012	July, August and September 2012	April, May and June 2012	January, February and March 2012	January through June 2013	April through June 2013
Dividend rate of common stock																					$ 0.00163934	$ 0.00163934	$ 0.00163934	$ 0.00163934					$ 0.00163934	$ 0.00171233
Non-controlling Interest for months		October, November and December 2012	July, August and September 2012	April, May and June 2012	January, February and March 2012						January through June 2013	January through March 2013	April through June 2013	April through June 2013	July through September 2013	July through September 2013
Non-controlling Interest per unit per day		$ 0.00163934	$ 0.00163934	$ 0.00163934	$ 0.00163934						$ 0.00163934	$ 0.00163934	$ 0.00171233	$ 0.00171233
Limited partnership interest received in exchange for issuance of common stock										5,274,900
Non-controlling Interest distribution rate	$ 2.78					$ 2.78	$ 2.78
Preferred stock redemption price								$ 10